Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value [Line Items]
Notes payable, principal amount outstanding	$ 467,481	$ 467,786	$ 468,135
Secured credit facility, principal amount outstanding	365,000	355,000	220,000
Fixed Rate [Member]
Fair Value [Line Items]
Notes payable, principal amount outstanding	220,276	220,351	220,436
Variable Rate, Subject To Interest Rate Swap [Member]
Fair Value [Line Items]
Notes payable, principal amount outstanding	247,205	247,435	247,699
Secured credit facility, principal amount outstanding	100,000	100,000	100,000
Variable Rate [Member]
Fair Value [Line Items]
Secured credit facility, principal amount outstanding	265,000	255,000	120,000
Estimate of Fair Value Measurement [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fixed Rate [Member]
Fair Value [Line Items]
Notes payable, fair value disclosure	216,542	214,282	211,011
Estimate of Fair Value Measurement [Member] | Significant Other Observable Inputs (Level 2) [Member] | Variable Rate, Subject To Interest Rate Swap [Member]
Fair Value [Line Items]
Notes payable, fair value disclosure	243,258	241,739	243,812
Secured credit facility, fair value disclosure	$ 96,554	$ 96,146	$ 98,593